2005 Market Street
Philadelphia, PA 19103-7094

Delaware Investments
_____________________________
A member of Lincoln Financial Group

1933 Act Rule 497(j)
File No. 2-60770
1940 Act File No. 811-2806

August 2, 2005

Filed via EDGAR (CIK #0000230173)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  File No. 2-60770
     DELAWARE GROUP CASH RESERVE
     _____________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the form of Prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from the Prospectuses contained in Post-Effective Amendment No. 51, the most recent Post-Effective Amendment of Delaware Group Cash Reserve. Post-Effective Amendment No. 51 was filed electronically with the Commission on July 29, 2005 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

Molly Graham
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Molly Graham
Assistant Vice President/